Long-Term Investments (Details)						3 Months Ended	12 Months Ended
	May 26, 2022 USD ($) shares	Apr. 01, 2022 CNY (¥)	Dec. 22, 2021 USD ($)	Aug. 30, 2021 shares	Aug. 13, 2021 shares	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	May 26, 2022 CNY (¥)	Aug. 31, 2021 shares
Long-Term Investments [Line Items]
Preferred shares transferred				364,592
Warrant in exchange of ordinary shares				388,695
Number of warrants issued				388,695
Fair value of warrant							¥ 36,000,000	$ 5,600,000
Weighted average cost of capital, rate							14.60%	14.60%	15.20%
Discount of marketability, percentage							20.00%	20.00%	20.00%
Loss and net liabilities		¥ 426,690				¥ 63,362,821		$ 13,600,000
Investment written down | $
PFI Warrant [Member]
Long-Term Investments [Line Items]
Number of warrants issued												388,695
Good Food Technologies (Cayman) Limited [Member]
Long-Term Investments [Line Items]
Purchased shares	431
Cash consideration | $	$ 100,000
Cash consideration equivalent | ¥											¥ 700,000
Maximum [Member]
Long-Term Investments [Line Items]
Fair value of warrant | $			$ 94,141,160
Minimum [Member]
Long-Term Investments [Line Items]
Fair value of warrant | $			45,564,461
Medium [Member]
Long-Term Investments [Line Items]
Fair value of warrant | $			48,576,699
Black River [Member]
Long-Term Investments [Line Items]
Issued share capital percentage					6.316%
Black River [Member] | PFI Warrant [Member]
Long-Term Investments [Line Items]
Number of warrant each					388,695
PFI Food Industries Limited [Member]
Long-Term Investments [Line Items]
Fair value forward contract | $			49,289,160
Fair value loss | $			$ 44,852,000
Weighted average cost of capital, rate							15.40%	15.40%
Discount of marketability, percentage							20.00%	20.00%
Fair value agreement								$ 7,934,161	¥ 22,705,285
Good Food Technologies (Cayman) Limited [Member]
Long-Term Investments [Line Items]
Equity interests, rate											1.43%
Series C-1 Redeemable Convertible Preferred Shares [Member] | Black River [Member]
Long-Term Investments [Line Items]
Preferred shares transferred					364,592
Ordinary Share [Member] | Black River [Member]
Long-Term Investments [Line Items]
Warrant in exchange of ordinary shares					5,072,000